Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2024 - Contingent liabilities on outstanding guarantees [member]
€ in Millions, ₩ in Millions, ₨ in Millions, ฿ in Millions, Rp in Millions, $ in Millions, $ in Millions, $ in Millions
	USD ($)	KRW (₩)	THB (฿)	IDR (Rp)	CAD ($)	EUR (€)	AUD ($)	INR (₨)
GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 11,000,000	₩ 16,170
Top of range [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,200,000	19,404
POSCO HOLDINGS INC. [member] | POSCO Argentina S.A.U [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	745,941,390	1,096,533
POSCO HOLDINGS INC. [member] | Nickel mining company SAS [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		70,322
POSCO HOLDINGS INC. [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | €						€ 46,000,000
POSCO HOLDINGS INC. [member] | Top of range [member] | POSCO Asia Co Ltd [member] | Credit Agricole and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	125,000,000	183,750
POSCO HOLDINGS INC. [member] | Top of range [member] | POSCO Argentina S.A.U [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,079,900,000	1,587,453
POSCO HOLDINGS INC. [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		70,322
POSCO HOLDINGS INC. [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | €						€ 46,000,000
POSCO [member] | POSCO-VIETNAM Co., Ltd. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	49,999,999	73,500
POSCO [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | HSBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		101,136	฿ 2,352,000,000
POSCO [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Citibank And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	122,850,000	180,590
POSCO [member] | POSUK Titanium LLP [Member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,750,000	18,743
POSCO [member] | Top of range [member] | POSCO-VIETNAM Co., Ltd. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	110,000,000	161,700
POSCO [member] | Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | HSBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		206,400	4,800,000,000
POSCO [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Citibank And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	122,850,000	180,590
POSCO [member] | Top of range [member] | POSUK Titanium LLP [Member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,750,000	18,743
POSCO INTERNATIONAL Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Woori Bank Hong Kong And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,650,000	20,066
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL Deutschland GMBH [member] | Bank Mendes Gans Amsterdam [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	18,719,280	27,517
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL JAPAN Corp. [member] | Bank Mendes Gans Amsterdam [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,370,603	9,365
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member] | SC, Malaysia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	5,000,000	7,350
POSCO INTERNATIONAL Corporation [member] | PT. KRAKATAU POSCO ENERGY [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	41,301,000	60,712
POSCO INTERNATIONAL Corporation [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	30,379,000	44,657
POSCO INTERNATIONAL Corporation [member] | PT POSCO INTERNATIONAL ENP INDONESIA [member] | PT Bank Negara Indonesia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	750,000	1,103
POSCO INTERNATIONAL Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	5,950,000	8,747
POSCO INTERNATIONAL Corporation [member] | PT. Bio Inti Agrindo [Member] | BTPN and others [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		82,209		Rp 902,400,000,000
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Woori Bank Hong Kong And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,650,000	20,066
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL Deutschland GMBH [member] | Bank Mendes Gans Amsterdam [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	50,000,000	73,500
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member] | SC, Malaysia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	5,000,000	7,350
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT. KRAKATAU POSCO ENERGY [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	102,903,407	151,268
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	31,054,800	45,651
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT POSCO INTERNATIONAL ENP INDONESIA [member] | PT Bank Negara Indonesia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	750,000	1,103
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,650,000	9,776
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT. Bio Inti Agrindo [Member] | BTPN and others [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		82,209		902,400,000,000
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,000,000	19,110
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		126,360
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Subcontractors for maintenance projects, etc. [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		493,319
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,000,000	19,110
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		149,200
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | Subcontractors for maintenance projects, etc. [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		913,369
POSCO STEELEON Co., Ltd [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,986,947	20,561
POSCO STEELEON Co., Ltd [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,986,947	20,561
POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) and others [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		16,549					$ 18,112,062
POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) and others [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		16,549					$ 18,112,062
PT. Bio lnti Agrindo [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		2,089		22,933,333,333
PT. Bio lnti Agrindo [member] | Top of range [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		7,288		Rp 80,000,000,000
POSCO Maharashtra Steel Private Limited [member] | Gail India and others [member] | HSBC and others [member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		14,330						₨ 833,764,043
POSCO Maharashtra Steel Private Limited [member] | Top of range [member] | Gail India and others [member] | HSBC and others [member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		14,329						₨ 833,764,043
POSCO FUTURE M CO., LTD. [Member] | ULTIUM CAM LIMITED PARTNERSHIP [Member] | Investissement Quebec, Strategic Innovation Fund [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		237,830			$ 232,265,400
POSCO FUTURE M CO., LTD. [Member] | Top of range [member] | ULTIUM CAM LIMITED PARTNERSHIP [Member] | Investissement Quebec, Strategic Innovation Fund [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		306,740			$ 299,562,500
POSCO COATED STEEL (THAILAND) CO., LTD. [member] | AMATA NATURAL GAS DISTRIBUTION COMPANY LIMITED and others [Member] | SC Bank [Member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		2,346	54,569,000
POSCO COATED STEEL (THAILAND) CO., LTD. [member] | BUREAU OF INDIAN STANDARDS (BIS) [Member] | SC Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,000	15
POSCO COATED STEEL (THAILAND) CO., LTD. [member] | Top of range [member] | AMATA NATURAL GAS DISTRIBUTION COMPANY LIMITED and others [Member] | SC Bank [Member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		2,346	฿ 54,569,000
POSCO COATED STEEL (THAILAND) CO., LTD. [member] | Top of range [member] | BUREAU OF INDIAN STANDARDS (BIS) [Member] | SC Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 10,000	₩ 15